Annual Fund Operating Expenses	Apr. 29, 2025
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
INVESCO V.I. AMERICAN FRANCHISE FUND | INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[3]
Expenses (as a percentage of Assets)	0.85%
INVESCO V.I. AMERICAN FRANCHISE FUND | INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[3]
Expenses (as a percentage of Assets)	1.10%
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[4]
Expenses (as a percentage of Assets)	0.89%
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[4]
Expenses (as a percentage of Assets)	1.14%
Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[5]
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.44%)	[6]
Net Expenses (as a percentage of Assets)	0.88%
Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[5]
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.44%)	[6]
Net Expenses (as a percentage of Assets)	1.13%
Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[7]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	0.80%
Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[7]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	1.05%
INVESCO V.I. COMSTOCK FUND | INVESCO V.I. COMSTOCK FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[9]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.76%
INVESCO V.I. COMSTOCK FUND | INVESCO V.I. COMSTOCK FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[9]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%
INVESCO V.I. Core Equity Fund | INVESCO V.I. Core Equity Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Expenses (as a percentage of Assets)	0.80%
INVESCO V.I. Core Equity Fund | INVESCO V.I. Core Equity Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Expenses (as a percentage of Assets)	1.05%
INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.14%)	[11]
Net Expenses (as a percentage of Assets)	0.62%
INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.14%)	[11]
Net Expenses (as a percentage of Assets)	0.87%
Invesco V.I. Discovery Mid Cap Growth Fund | Invesco V.I. Discovery Mid Cap Growth Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[12]
Expenses (as a percentage of Assets)	0.85%
Invesco V.I. Discovery Mid Cap Growth Fund | Invesco V.I. Discovery Mid Cap Growth Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[12]
Expenses (as a percentage of Assets)	1.10%
INVESCO V.I. Diversified Dividend Fund | INVESCO V.I. Diversified Dividend Fund | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[13]
Expenses (as a percentage of Assets)	0.68%
INVESCO V.I. Diversified Dividend Fund | INVESCO V.I. Diversified Dividend Fund | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[13]
Expenses (as a percentage of Assets)	0.93%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.34%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.59%
INVESCO V.I. EQUITY AND INCOME FUND | INVESCO V.I. EQUITY AND INCOME FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[14]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.57%
INVESCO V.I. EQUITY AND INCOME FUND | INVESCO V.I. EQUITY AND INCOME FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[14]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%
INVESCO V.I. EQV International Equity Fund | INVESCO V.I. EQV International Equity Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[15]
Expenses (as a percentage of Assets)	0.90%
INVESCO V.I. EQV International Equity Fund | INVESCO V.I. EQV International Equity Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[15]
Expenses (as a percentage of Assets)	1.15%
Invesco V.I. Global Fund | Invesco V.I. Global Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[16]
Expenses (as a percentage of Assets)	0.81%
Invesco V.I. Global Fund | Invesco V.I. Global Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[16]
Expenses (as a percentage of Assets)	1.06%
INVESCO V.I. GLOBAL CORE EQUITY FUND | INVESCO V.I. GLOBAL CORE EQUITY FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[17]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.99%
INVESCO V.I. GLOBAL CORE EQUITY FUND | INVESCO V.I. GLOBAL CORE EQUITY FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%	[17]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%
INVESCO V.I. Global Real Estate Fund | INVESCO V.I. Global Real Estate Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[18]
Expenses (as a percentage of Assets)	1.02%
INVESCO V.I. Global Real Estate Fund | INVESCO V.I. Global Real Estate Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[18]
Expenses (as a percentage of Assets)	1.27%
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[19]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.01%)	[20]
Net Expenses (as a percentage of Assets)	0.93%
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[19]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.01%)	[20]
Net Expenses (as a percentage of Assets)	1.18%
INVESCO V.I. Government Money Market Fund | INVESCO V.I. Government Money Market Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.36%
INVESCO V.I. Government Money Market Fund | INVESCO V.I. Government Money Market Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.61%
INVESCO V.I. Government Securities Fund | INVESCO V.I. Government Securities Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.70%
INVESCO V.I. Government Securities Fund | INVESCO V.I. Government Securities Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.95%
INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND | SERIES I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[21]
Expenses (as a percentage of Assets)	0.75%
INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND | SERIES II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[21]
Expenses (as a percentage of Assets)	1.00%
INVESCO V.I. Health Care Fund | INVESCO V.I. Health Care Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[22]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.99%
INVESCO V.I. Health Care Fund | INVESCO V.I. Health Care Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[22]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%
INVESCO V.I. High Yield Fund | INVESCO V.I. High Yield Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[23]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.89%
INVESCO V.I. High Yield Fund | INVESCO V.I. High Yield Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%	[23]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.14%
Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[24]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.06%)	[25]
Net Expenses (as a percentage of Assets)	0.80%
Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[24]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.06%)	[25]
Net Expenses (as a percentage of Assets)	1.05%
INVESCO V.I. Main Street Mid Cap Fund | INVESCO V.I. Main Street Mid Cap Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[26]
Expenses (as a percentage of Assets)	0.94%
INVESCO V.I. Main Street Mid Cap Fund | INVESCO V.I. Main Street Mid Cap Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%	[26]
Expenses (as a percentage of Assets)	1.19%
Invesco V.I. Main Street Small Cap Fund | Invesco V.I. Main Street Small Cap Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[27]
Expenses (as a percentage of Assets)	0.86%
Invesco V.I. Main Street Small Cap Fund | Invesco V.I. Main Street Small Cap Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[27]
Expenses (as a percentage of Assets)	1.11%
Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.16%)	[28]
Net Expenses (as a percentage of Assets)	0.71%
Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.16%)	[28]
Net Expenses (as a percentage of Assets)	0.96%
Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.22%)	[29]
Net Expenses (as a percentage of Assets)	0.71%
Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.22%)	[29]
Net Expenses (as a percentage of Assets)	0.96%
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.24%)	[30]
Net Expenses (as a percentage of Assets)	0.71%
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.24%)	[30]
Net Expenses (as a percentage of Assets)	0.96%
Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.20%)	[31]
Net Expenses (as a percentage of Assets)	0.71%
Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.20%)	[31]
Net Expenses (as a percentage of Assets)	0.96%
INVESCO V.I. Small Cap Equity Fund | INVESCO V.I. Small Cap Equity Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[32]
Expenses (as a percentage of Assets)	0.95%
INVESCO V.I. Small Cap Equity Fund | INVESCO V.I. Small Cap Equity Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[32]
Expenses (as a percentage of Assets)	1.20%
INVESCO V.I. Technology Fund | INVESCO V.I. Technology Fund | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[33]
Expenses (as a percentage of Assets)	0.97%
INVESCO V.I. Technology Fund | INVESCO V.I. Technology Fund | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[33]
Expenses (as a percentage of Assets)	1.22%
Invesco V.I. U.S. Government Money Portfolio | Invesco V.I. U.S. Government Money Portfolio | Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[34]
Expenses (as a percentage of Assets)	0.66%
Invesco V.I. U.S. Government Money Portfolio | Invesco V.I. U.S. Government Money Portfolio | Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[34]
Expenses (as a percentage of Assets)	0.91%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 1.00% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[3]	“Other Expenses” have been restated to reflect current fees.
[4]	“Other Expenses” have been restated to reflect current fees.
[5]	“Other Expenses” have been restated to reflect current fees.
[6]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.19% and excluding certain items discussed below) of Series I and Series II shares to 0.88% and 1.13%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[9]	“Other Expenses” have been restated to reflect current fees.
[10]	“Other Expenses” have been restated to reflect current fees.
[11]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.61% and 0.86%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.
[12]	“Other Expenses” have been restated to reflect current fees.
[13]	“Other Expenses” have been restated to reflect current fees.
[14]	“Other Expenses” have been restated to reflect current fees.
[15]	“Other Expenses” have been restated to reflect current fees.
[16]	“Other Expenses” have been restated to reflect current fees.
[17]	“Other Expenses” have been restated to reflect current fees.
[18]	“Other Expenses” have been restated to reflect current fees.
[19]	“Other Expenses” have been restated to reflect current fees.
[20]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[21]	“Other Expenses” have been restated to reflect current fees.
[22]	“Other Expenses” have been restated to reflect current fees.
[23]	“Other Expenses” have been restated to reflect current fees.
[24]	“Other Expenses” have been restated to reflect current fees.
[25]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[26]	“Other Expenses” have been restated to reflect current fees.
[27]	“Other Expenses” have been restated to reflect current fees.
[28]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.70% and 0.95% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[29]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.70% and 0.95% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[30]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.70% and 0.95% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[31]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.70% and 0.95% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[32]	“Other Expenses” have been restated to reflect current fees.
[33]	“Other Expenses” have been restated to reflect current fees.
[34]	“Other Expenses” have been restated to reflect current fees.